Goodwill - Significant Assumption Used to Calculate Recoverable Amount (Details) - Goodwill	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth Rate	1.30%	1.50%	1.50%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth Rate	2.80%	3.20%	2.70%
Post-tax | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount Rate	6.10%	5.60%	4.90%
Post-tax | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount Rate	11.80%	14.40%	13.50%
Pre-tax | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount Rate	8.80%	8.00%	7.00%
Pre-tax | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount Rate	15.50%	18.00%	16.90%